Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Loss per share
7.	Loss per share

	SIX MONTHS ENDED
	JUNE 30, 2025	JUNE 30, 2024
Loss attributable to owners of the Company	(1,535,012)	(4,339,832)
Weighted average number of shares outstanding	5,017,091	2,060,714
Basic and diluted loss per share	(0.31)	(2.11)

For the six months ended June 30, 2025, and June 30, 2024, basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of June 30, 2025, the Company had 1,176,084 options outstanding under its stock option plan. The average number of options outstanding between January 1, 2025, and June 30, 2025, was 1,176,084 (186,563 for the period between January 1, 2024 and June 30, 2024).